Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Summary of Estimated Useful Lives of Class of Asset

Category	Estimated Useful Life	Estimated Residual Value
Office and electronic equipment	3-5 years	5%
Motor vehicles	4 years	5%
Leasehold improvements	Over the shorter of the expected life of leasehold improvements or the lease term	Nil

Summary of Cumulative Effect of Changes in Balance Sheet for Adoption of ASC 842
The cumulative effect of the changes made to the Company’s consolidated balance sheet as of January 1, 2022 for the adoption of ASC 842,
Leases
(“ASC 842”) is as follows:

	Balance as of December 31, 2021	Adjustments due to the adoption of ASC 842	Balance as of January 1, 2022
	RMB	RMB	RMB
Assets
Operating lease right-of-use assets	—	88,431,758	88,431,758
Liabilities:
Accrued expenses and other current liabilities	719,035,377	(5,181,785)	713,853,592
Short-term lease liabilities	—	10,403,216	10,403,216
Long-term lease liabilities	—	83,210,327	83,210,327

Summary of Impact of Adopting ASC 842 on Balance Sheet
The impact of adopting ASC 842 on the Company’s consolidated balance sheet as of December 31, 2022 is as follows:

	As reported	Balance without the adoption of ASC 842	Effect of change Higher/(lower)
	RMB	RMB	RMB
Assets:
Operating lease right-of-use assets	80,726,757	—	80,726,757
Liabilities:
Accrued expenses and other current liabilities	890,836,699	896,634,483	(5,797,784)
Short-term lease liabilities	9,913,073	—	9,913,073
Long-term lease liabilities	76,533,208	—	76,533,208